Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total original costs	$ 15,986	$ 14,857
Less: accumulated depreciation	(12,957)	(11,064)
Net book value	3,029	3,793
Computers
Property Plant And Equipment [Line Items]
Total original costs	850	830
Server & Switch
Property Plant And Equipment [Line Items]
Total original costs	1,276	1,176
Office Equipment
Property Plant And Equipment [Line Items]
Total original costs	1,442	1,332
Wi-Fi Terminals for Data Connectivity Services
Property Plant And Equipment [Line Items]
Total original costs	11,863	10,971
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total original costs	$ 555	$ 548